Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted EBITDA(4) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$8,179,593	$20,397,951	$2,246,809	$4,303,522	$244	$146	$340	$976
2021	$17,579,747	$47,056,454	$4,773,248	$8,606,622	$221	$159	$160	$740
2020	$6,276,605	$9,893,532	$2,009,027	$3,024,177	$125	$117	$74	$534

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our principal executive officer (PEO) for 2020-2022 is Mr. Soultz. The non-PEO named executive officers reflected in columns (d) and (e) include the following individuals: Mr. Boswell (2020-2022), Mr. Lopez (2020-2022), Ms. Shanks (2020-2022), Mr. Parkes (2022), Mr. Miner (2020-2022), and Mr. Williams (2020-2021).
Peer Group Issuers, Footnote [Text Block]	The Peer Group for which Total Shareholder Return is provided in column (g) for each listed fiscal year consists of the constituent companies in the S&P MidCap 400 Index listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year. As further described in the “Use of Market Data” section of our Compensation Discussion and Analysis for this year and prior years, the 2020 peer group reflected the market for WillScot prior to the merger with Mobile Mini, the 2021 peer group was changed to reflect the size and complexity of WillScot Mobile Mini as a combined entity, and the 2022 peer group reflects changes to better align with complexities of our business, including our long-duration lease portfolios, focus on developing turnkey space and storage solutions, use of long-lived assets, and the continued scale and growth of our business. Note, Ecolab was erroneously listed in the peer group for 2022 in our proxy statement dated April 19, 2022 and correctly excluded in this year’s filing.

2020	2021	2022
Air Lease Corporation	ABM Industries Incorporated	Air Lease Corporation
Aircastle Limited	Air Lease Corporation	Americold Realty Trust, Inc.
GATX Corporation	Americold Realty Trust, Inc.	Cintas Corporation
H&E Equipment Services, Inc.	Duke Realty Corporation	Clean Harbors, Inc.
Herc Holdings Inc.	Extra Space Storage Inc.	CubeSmart
McGrath RentCorp	GATX Corporation	Duke Realty Corporation
Mobile Mini, Inc.	H&E Equipment Services, Inc.	Extra Space Storage Inc.
Ritchie Bros. Auctioneers Incorporated	Herc Holdings Inc.	GATX Corporation
Triton International Limited	McGrath RentCorp	GFL Environmental Inc.
UniFirst Corporation	Ritchie Bros. Auctioneers Incorporated	Herc Holdings Inc.
	ServiceMaster Brands Businesses of ServiceMaster Global Holdings, Inc.	Iron Mountain Incorporated
	Stericycle, Inc.	Lamar Advertising Company
	Terminix Global Holdings, Inc.	Republic Services, Inc.
	Triton International Limited	Stericycle, Inc.
	UniFirst Corporation	Triton International Limited
	United Rentals, Inc.	UniFirst Corporation
United Rentals, Inc.

PEO Total Compensation Amount	$ 8,179,593	$ 17,579,747	$ 6,276,605
PEO Actually Paid Compensation Amount	$ 20,397,951	47,056,454	9,893,532
Adjustment To PEO Compensation, Footnote [Text Block]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022
SCT Total	$6,276,605	$17,579,747	$8,179,593
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,593,204)	($14,635,168)	($5,103,737)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,223,671	$30,020,871	$8,174,144
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$2,694,702	$13,368,813	$10,303,770
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($1,708,241)	$722,191	($1,155,818)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$9,893,532	$47,056,454	$20,397,951

Non-PEO NEO Average Total Compensation Amount	$ 2,246,809	4,773,248	2,009,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,303,522	8,606,622	3,024,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022
Average SCT Total	$2,009,027	$4,773,248	$2,246,809
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0
+ Service Cost of Pension in Fiscal Year	$0	$0	$0
+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,212,320)	($3,314,083)	($1,356,246)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,148,971	$5,205,205	$1,831,996
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$197,467	$1,491,613	$1,623,529
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$147,770	$208,160
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($118,969)	$302,869(i)	($250,726)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$0	$0	$0
Average Compensation Actually Paid	$3,024,177	$8,606,622	$4,303,522
(i) Certain of Mr. Williams’ equity awards were modified in February 2021 as part of his Separation and Release Agreement, consistent with his employment agreement. The rules prescribed by the SEC did not specify how compensation actually paid should reflect the incremental fair value expense recorded in connection with the modification and reported in the “Stock Awards” column. As compensation actually paid is meant to track the value of an equity award over the course of its vesting period, we are not adding any additional fair value when calculating the “Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year” as we believe this methodology best reflects the value of the award to Mr. Williams.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and Peer Group’s TSR during the period 2020-2022.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below illustrate the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Income and Adjusted EBITDA during the period 2020-2022.
Tabular List [Table Text Block]

Most Important Financial Measures
•Adjusted EBITDA •Stock Price •Relative TSR

Total Shareholder Return Amount	$ 244	221	125
Peer Group Total Shareholder Return Amount	146	159	117
Net Income (Loss)	$ 340,000,000	$ 160,000,000	$ 74,000,000
Company Selected Measure Amount	976,000,000	740,000,000	534,000,000
PEO Name	Mr. Soultz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP financial measure and represents Adjusted EBITDA from continuing and discontinued operations at budgeted foreign exchange rates. For a discussion of our use of non-GAAP measures and related reconciliations to corresponding GAAP measures, please see the “Reconciliation of Non-GAAP Financial Measures” section beginning on page 49 in Item 7 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Adjustment, Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Adjustment, Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,103,737	14,635,168	3,593,204
PEO [Member] | Adjustment, Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,174,144	30,020,871	6,223,671
PEO [Member] | Adjustment, Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,303,770	13,368,813	2,694,702
PEO [Member] | Adjustment, Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,155,818	722,191	1,708,241
PEO [Member] | Adjustment, Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,356,246	3,314,083	1,212,320
Non-PEO NEO [Member] | Adjustment, Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,831,996	5,205,205	2,148,971
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,623,529	1,491,613	197,467
Non-PEO NEO [Member] | Adjustment, Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	208,160	147,770	0
Non-PEO NEO [Member] | Adjustment, Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,726	302,869	118,969
Non-PEO NEO [Member] | Adjustment, Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0